Document and Entity Information	Aug. 11, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001865494
Document Type	8-K
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	IO BIOTECH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41008
Entity Tax Identification Number	87-0909276
Entity Address, Address Line One	Ole Maaløes Vej 3
Entity Address, Address Line Two	DK-2200 Copenhagen N
Entity Address, Postal Zip Code	DK-2200
Entity Address, City or Town	Copenhagen N
Entity Address, Country	DK
City Area Code	45
Local Phone Number	7070 2980
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	IOBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false